Income taxes - Analysis of taxation charge for the year (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Current income taxes:
Total current tax charge	$ 5,200,000	$ 3,700,000	$ 6,200,000
Origination and reversal of temporary differences	(5,300,000)	2,100,000	2,700,000
Adjustments in respect of previous years	500,000	200,000	600,000
Total deferred income taxes (credit) / charge	(4,800,000)	2,300,000	3,300,000
Tax on profit on operations	400,000	6,000,000	9,500,000
Tax expense from discontinued operations		0	0
Expense of restructuring activities	12,100,000	400,000	21,800,000
Gas Cylinders
Current income taxes:
Expense of restructuring activities	6,600,000
U.K.
Current income taxes:
Corporate tax	0	0	300,000
Adjustments in respect of previous years	(300,000)	200,000	(400,000)
Total current tax charge	(300,000)	200,000	(100,000)
Non-U.K.
Current income taxes:
Corporate tax	6,300,000	3,500,000	7,200,000
Adjustments in respect of previous years	$ (800,000)	$ 0	$ (900,000)